FLOW-THROUGH SHARE PREMIUM (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year	$ 12,426,322	$ 20,063,350
Liability incurred on flow-through shares issued		15,295,500
Settlement of flow-through share premium on expenditures incurred	(12,426,322)	(22,932,528)
Flow-through share premium at end of the year		12,426,322
Issued November 25, 2021
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year		5,563,350
Settlement of flow-through share premium on expenditures incurred		(5,563,350)
Issued December 14, 2022
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year		14,500,000
Settlement of flow-through share premium on expenditures incurred		(14,500,000)
Issued November 6, 2023
FLOW-THROUGH SHARE PREMIUM
Flow-through share premium at beginning of the year	12,426,322
Liability incurred on flow-through shares issued		15,295,500
Settlement of flow-through share premium on expenditures incurred	$ (12,426,322)	(2,869,178)
Flow-through share premium at end of the year		$ 12,426,322